                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03870

Morgan Stanley U.S. Government Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended December 31, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED DECEMBER 31, 2005

                                                                       LEHMAN                 LIPPER
                                                                BROTHERS U.S.           GENERAL U.S.
                                                                   GOVERNMENT             GOVERNMENT
CLASS A         CLASS B          CLASS C         CLASS D             INDEX(1)         FUNDS INDEX(2)
 3.47%           3.46%            2.87%           3.59%              2.65%                  2.51%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

A range of events influenced the fixed-income markets in 2005. The series of natural disasters that struck the U.S., combined with soaring energy prices, led to concerns about whether the economy could sustain its level of growth. In the wake of Hurricane Katrina, some observers initially believed that the economy would suffer lingering after effects. As the weeks progressed, however, it became apparent that the impact on the economy would be much smaller and more temporary than anticipated. Even the sharply higher energy prices failed to interrupt the positive economic momentum, and real gross domestic product growth continued at a good clip throughout the year.

Given the economy's solid growth and relatively low inflation, the Federal Open Market Committee (the "Fed") continued with its tightening policy, raising the federal funds target rate from 2.25 percent to 4.25 percent through eight increases of 25 basis points each. The minutes from the Fed's December meeting, however, indicated that this "measured pace" of increases may slow in the future.

Short- and intermediate-term Treasury yields rose sharply during the year in response to stronger-than-expected economic data and the Fed's numerous tightening moves. In contrast, 10-year Treasury yields experienced little net change for the year and 30-year yields declined slightly. As a result, the yield curve flattened during the reporting period.

Within the government securities sector, the U.S. Agency sector modestly outperformed U.S. Treasuries. Within the mortgage sector, higher-coupon, longer-dated mortgage-backed issues outperformed the lower-coupon issues.

PERFORMANCE ANALYSIS

Morgan Stanley U.S. Government Securities Trust outperformed the Lehman Brothers U.S. Government Index and the Lipper General U.S. Government Funds Index for the 12 months ended December 31, 2005, assuming no deduction of applicable sales charges.

During the period, we kept the Fund's overall interest-rate exposure well below that of its Lehman benchmark. This posture was beneficial as interest rates rose across the short-term and intermediate-term portions of the curve. However, during periods of rate declines, such as we saw in the early part of the period, this defensive positioning detracted from relative performance.

A relative underweight to the mortgage sector also benefited performance versus the Lehman benchmark, as did the specific mortgage securities the Fund owned. As interest rates rose throughout much of the period, the Fund's emphasis on higher coupon, slow prepaying mortgage issues benefited performance as these issues outperformed their lower coupon counterparts. Compared with lower coupon, faster pre-paying mortgages, the mortgages favored by the Fund tend to be less sensitive to rising interest rates.

As mandated by its investment objective, the Fund invests only in securities backed by "the full faith and credit of the U.S. Government." This strategy resulted in the Fund having an underweight to Agency issues relative to its Lehman benchmark, which detracted slightly from relative performance.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

PORTFOLIO COMPOSITION*

U.S. Government Obligations                  57.9%
Mortgage-Backed Securities                   16.6
Short-Term Investments                       15.6
U.S. Government Agencies                      8.6
Collateralized Mortgage Obligations           1.3

*Does not include outstanding long futures contracts with an underlying face amount of $428,325,469 with unrealized appreciation of $3,036,611 and short futures contracts with an underlying face amount of $811,769,500 with unrealized depreciation of $4,614,733.

DATA AS OF DECEMBER 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

The Fund normally invests at least 80 percent of its net assets in U.S. Government securities. In making investment decisions, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers economic developments, interest rate trends and other factors. The Fund is not limited as to the maturities of the U.S. Government securities in which it may invest.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

($ IN THOUSANDS)

                         FUND^    LEHMAN BROTHERS U.S. GOV'T INDEX(1)   LIPPER GEN. U.S. GOV'T FUNDS INDEX(2)
                        --------  -----------------------------------   -------------------------------------
December 31, 1995       $ 10,000                $ 10,000                               $ 10,000
December 31, 1996       $ 10,316                $ 10,277                               $ 10,216
December 31, 1997       $ 11,198                $ 11,263                               $ 11,147
December 31, 1998       $ 12,013                $ 12,372                               $ 12,022
December 31, 1999       $ 11,934                $ 12,096                               $ 11,702
December 31, 2000       $ 13,274                $ 13,698                               $ 13,093
December 31, 2001       $ 14,109                $ 14,688                               $ 13,967
December 31, 2002       $ 15,507                $ 16,377                               $ 15,360
December 31, 2003       $ 15,739                $ 16,762                               $ 15,625
December 31, 2004       $ 16,293                $ 17,345                               $ 16,149
December 31, 2005       $ 16,856                $ 17,805                               $ 16,555

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED DECEMBER 31, 2005

                  CLASS A SHARES*     CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES++
                 (SINCE 07/28/97)     (SINCE 06/29/84)     (SINCE 07/28/97)     (SINCE 07/28/97)
SYMBOL                      USGAX                USGBX                USGCX                USGDX
1 YEAR                       3.47%(3)             3.46%(3)             2.87%(3)             3.59%(3)
                            (0.92)(4)            (1.50)(4)             1.87(4)                --
                             4.98(3)              4.89(3)              4.38(3)              5.19(3)
5 YEARS                      4.07(4)              4.56(4)              4.38(4)                --
                               --                 5.36(3)                --                   --
10 YEARS                       --                 5.36(4)                --                   --
SINCE INCEPTION              5.54(3)              7.11(3)              5.07(3)              5.77(3)
                             5.00(4)              7.11(4)              5.07(4)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE LEHMAN BROTHERS U.S. GOVERNMENT INDEX IS A BROAD-BASED MEASURE OF U.S. GOVERNMENT AND TREASURY SECURITIES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER GENERAL U.S. GOVERNMENT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GENERAL U.S. GOVERNMENT FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/05 - 12/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING         ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD *
                                                  -------------   -------------    ---------------
                                                                                      07/01/05 -
                                                    07/01/05        12/31/05           12/31/05
                                                  -------------   -------------    ---------------
CLASS A
Actual (0.43% return)                              $ 1,000.00      $ 1,004.30          $  4.40
Hypothetical (5% annual return before expenses)    $ 1,000.00      $ 1,020.82          $  4.43

CLASS B
Actual (0.54% return)                              $ 1,000.00      $ 1,005.40          $  3.29
Hypothetical (5% annual return before expenses)    $ 1,000.00      $ 1,021.93          $  3.31

CLASS C
Actual (0.08% return)                              $ 1,000.00      $ 1,000.80          $  6.91
Hypothetical (5% annual return before expenses)    $ 1,000.00      $ 1,018.30          $  6.97

CLASS D
Actual (0.45% return)                              $ 1,000.00      $ 1,004.50          $  3.13
Hypothetical (5% annual return before expenses)    $ 1,000.00      $ 1,022.08          $  3.16

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.87%, 0.65%, 1.37% AND 0.62% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

     BECAUSE CLASS B SHARES INCURRED LOWER EXPENSES UNDER THE 12b-1 PLAN THAN DID CLASS A SHARES FOR THE SIX MONTHS ENDED DECEMBER 31, 2005, THE TOTAL OPERATING EXPENSE RATIO FOR CLASS B SHARES WAS LOWER AND, AS A RESULT, THE PERFORMANCE OF CLASS B SHARES WAS HIGHER THAN THAT OF THE CLASS A SHARES. THERE CAN BE NO ASSURANCE THAT THIS WILL CONTINUE TO OCCUR IN THE FUTURE AS THE MAXIMUM FEES PAYABLE BY CLASS B SHARES UNDER THE 12b-1 PLAN ARE HIGHER THAN THOSE PAYABLE BY CLASS A SHARES.

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

 PRINCIPAL
 AMOUNT IN                                                                              COUPON
 THOUSANDS     DESCRIPTION AND MATURITY DATE                                             RATE           VALUE
------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT OBLIGATIONS (60.4%)
               U.S. TREASURY BONDS (19.8%)
$     19,500   08/15/29                                                                  6.125%   $     23,758,781
      99,000   08/15/27                                                                  6.375         122,671,098
     153,000   02/15/27                                                                  6.625         194,154,705
      84,000   02/15/25                                                                  7.625         115,769,136
      65,725   08/15/20                                                                   8.75          94,572,162
       4,750   02/15/15                                                                  11.25           7,153,206
                                                                                                  ----------------
                                                                                                       558,079,088
                                                                                                  ----------------
               U.S. TREASURY NOTES (37.7%)
      85,900   03/31/06                                                                   1.50          85,386,662
     214,875   02/28/06                                                                   1.63         214,136,475
       5,000   05/31/06                                                                   2.50           4,964,845
     300,000   11/15/06                                                                   3.50         297,738,300
     365,000   02/15/13                                                                  3.875         353,893,415
      52,755   08/15/13                                                                   4.25          52,298,771
      55,000   05/15/14                                                                   4.75          56,355,695
                                                                                                  ----------------
                                                                                                     1,064,774,163
                                                                                                  ----------------
               U.S. TREASURY STRIPS (2.9%)
     200,550   02/15/25 - 02/15/27                                                        0.00          81,384,647
                                                                                                  ----------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $1,678,877,154)                               1,704,237,898
                                                                                                  ----------------
               MORTGAGE-BACKED SECURITIES (17.3%)
               GOVERNMENT NATIONAL MORTGAGE ASSOC. I (15.0%)
       5,062   08/20/34                                                                   5.25           5,053,251
       2,070   08/20/34                                                                   5.50           2,084,406
      30,516   02/15/28 - 09/20/34                                                        6.00          31,259,545
      91,900   *                                                                          6.50          95,891,906
      39,341   03/15/14 - 07/15/31                                                        6.50          40,939,700
      93,181   04/15/17 - 03/15/27                                                        7.00          98,134,724
      76,956   08/15/06 - 08/15/34                                                        7.50          81,197,361
      10,777   10/15/16 - 09/15/31                                                        8.00          11,541,572
      18,767   05/15/16 - 11/15/24                                                        8.50          20,370,368
      14,169   10/15/08 - 08/15/21                                                        9.00          15,385,406
       8,850   10/15/09 - 12/15/20                                                        9.50           9,741,767
      11,604   11/15/09 - 11/15/20                                                       10.00          12,949,321
          53   06/15/10 - 06/15/15                                                       12.50              58,729
                                                                                                  ----------------
                                                                                                       424,608,056
                                                                                                  ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                              COUPON
 THOUSANDS     DESCRIPTION AND MATURITY DATE                                             RATE           VALUE
------------------------------------------------------------------------------------------------------------------
               GOVERNMENT NATIONAL MORTGAGE ASSOC. II (0.9%)
$     18,959   04/20/35                                                                   4.00%   $     18,455,772
       2,981   01/20/24 - 02/20/24                                                        6.50           3,100,812
       2,568   03/20/26 - 07/20/29                                                        7.00           2,681,257
                                                                                                  ----------------
                                                                                                        24,237,841
                                                                                                  ----------------
               GOVERNMENT NATIONAL MORTGAGE ASSOC. GPM I (1.4%)
      39,259   05/20/34                                                                   3.75          38,391,559
         570   09/15/13 - 07/15/15                                                       12.25             631,242
                                                                                                  ----------------
                                                                                                        39,022,801
                                                                                                  ----------------
               TOTAL MORTGAGE-BACKED SECURITIES (COST $474,350,071)                                    487,868,698
                                                                                                  ----------------
               U.S. GOVERNMENT AGENCIES (8.9%)
               HOUSING URBAN DEVELOPMENT SER 99-A (1.2%)
      18,800   08/01/10                                                                   6.06          19,338,112
      15,290   08/01/11                                                                   6.16          15,735,627
                                                                                                  ----------------
                                                                                                        35,073,739
                                                                                                  ----------------
               RESOLUTION FUNDING CORP. ZERO COUPON STRIPS (7.7%)
      74,000   10/15/08                                                                   0.00          65,537,804
     138,134   01/15/12                                                                   0.00         106,274,222
      61,607   04/15/12                                                                   0.00          46,775,176
                                                                                                  ----------------
                                                                                                       218,587,202
                                                                                                  ----------------
               TOTAL U.S. GOVERNMENT AGENCIES (COST $246,243,027)                                      253,660,941
                                                                                                  ----------------
               COLLATERIZED MORTGAGE OBLIGATIONS (1.3%)
               GOVERNMENT NATIONAL MORTGAGE ASSOC.
       2,605   1999-44 FP (PAC) 06/16/27                                                  4.77++         2,612,749
       7,772   2003-10 MX (PAC) 06/20/28                                                  5.00           7,759,995
       8,674   2005-37 (IO) 11/16/32                                                      5.50           1,341,275
      24,430   2002-23 PE (PAC) 04/16/32                                                  6.50          25,767,021
                                                                                                  ----------------
               TOTAL COLLATERIZED MORTGAGE OBLIGATIONS (COST $37,561,371)                               37,481,040
                                                                                                  ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                              COUPON
 THOUSANDS     DESCRIPTION AND MATURITY DATE                                             RATE           VALUE
------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS (a) (16.3%)
               FEDERAL HOME LOAN BANKS (1.8%)
$     50,000   01/13/06                                                                  4.185%   $     49,924,437
                                                                                                  ----------------
               FEDERAL HOME LOAN MORTGAGE ASSOC. (4.8%)
      60,000   01/30/06 - 01/31/06                                                        4.20          59,784,167
      25,000   01/30/06                                                                   4.21          24,912,500
      50,000   03/14/06                                                                   4.31          49,557,028
                                                                                                  ----------------
                                                                                                       134,253,695
                                                                                                  ----------------
               FEDERAL NATIONAL MORTGAGE ASSOC. (4.7%)
      36,850   01/09/06                                                                   4.14          36,811,860
      96,700   01/06/06 - 01/12/06                                                        4.17          96,598,043
                                                                                                  ----------------
                                                                                                       133,409,903
                                                                                                  ----------------
               U.S. TREASURY BILLS (5.0%)
       8,450   01/12/06+                                                                 3.350           8,440,564
         610   02/16/06                                                                  3.630             607,109
      83,500   03/23/06                                                                  3.650          82,831,188
      50,000   02/16/06                                                                  3.681          49,759,713
                                                                                                  ----------------
                                                                                                       141,638,574
                                                                                                  ----------------
               TOTAL SHORT-TERM INVESTMENTS
                (COST $459,258,778)                                                                    459,226,609
                                                                                                  ----------------
               TOTAL INVESTMENTS
                (COST $2,896,290,401) (b)(c)                                             104.2%      2,942,475,186
               LIABILITIES IN EXCESS OF OTHER ASSETS                                      (4.2)       (119,393,962)
                                                                                         -----    ----------------
               NET ASSETS                                                                100.0%   $  2,823,081,224
                                                                                         =====    ================

----------
  GPM  GRADUATED PAYMENT MORTGAGE.
  IO   INTEREST-ONLY SECURITY.
  PAC  PLANNED AMORTIZATION CLASS.
   * SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
   + A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN AN AMOUNT EQUAL TO $1,707,250.
  ++ FLOATING RATE SECURITY, RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER 31, 2005 .
  (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
  (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $1,363,731,583 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
  (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $2,936,651,173. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $28,751,540 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $22,927,527, RESULTING IN NET UNREALIZED APPRECIATION OF $5,824,013.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2005:

                                                                          UNREALIZED
NUMBER OF                   DESCRIPTION/DELIVERY      UNDERLYING FACE    APPRECIATION/
CONTRACTS   LONG/SHORT         MONTH AND YEAR         AMOUNT AT VALUE    (DEPRECIATION)
---------------------------------------------------------------------------------------
    295       Short      U.S. Treasury Note 2 Year
                                 March 2006           $   (60,530,313)   $       (4,652)
              Long       U.S. Treasury Note 10 Year
  3,915                          March 2006               428,325,469         3,036,611
              Short      U.S. Treasury Note 5 Year
  5,532                          March 2006              (588,293,625)       (2,020,617)
              Short      U.S. Treasury Bond 20 Year
  1,427                          March 2006              (162,945,562)       (2,589,464)
                                                                         --------------
                         Net Unrealized Depreciation                     $   (1,578,122)
                                                                         ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

ASSETS:
Investments in securities, at value
  (cost $2,896,290,401)                                                            $ 2,942,475,186
Cash                                                                                        23,153
Receivable for:
  Interest                                                                              24,459,706
  Investments sold                                                                       6,850,454
  Shares of beneficial interest sold                                                     6,609,319
  Receivable from affiliate                                                                488,301
Prepaid expenses and other assets                                                          148,069
                                                                                   ---------------
    TOTAL ASSETS                                                                     2,981,054,188
                                                                                   ---------------
LIABILITIES:
Payable for:
  Investments purchased                                                                139,828,438
  Shares of beneficial interest redeemed                                                12,024,448
  Dividends and distributions to shareholders                                            3,545,427
  Distribution fee                                                                         926,278
  Investment advisory fee                                                                  918,489
  Administration fee                                                                       192,465
  Transfer agent fee                                                                       178,791
  Variation margin                                                                          33,770
Accrued expenses and other payables                                                        324,858
                                                                                   ---------------
    TOTAL LIABILITIES                                                                  157,972,964
                                                                                   ---------------
    NET ASSETS                                                                     $ 2,823,081,224
                                                                                   ---------------
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                    $ 2,882,923,238
Net unrealized appreciation                                                             44,606,663
Dividends in excess of net investment income                                           (19,421,527)
Accumulated net realized loss                                                          (85,027,150)
                                                                                   ---------------
    NET ASSETS                                                                     $ 2,823,081,224
                                                                                   ===============
CLASS A SHARES:
Net Assets                                                                         $ 1,781,950,092
Shares Outstanding (UNLIMITED AUTHORIZED,
  $.01 PAR VALUE)                                                                      196,099,926
    NET ASSET VALUE PER SHARE                                                      $          9.09
                                                                                   ===============
    MAXIMUM OFFERING PRICE PER SHARE,
      (NET ASSET VALUE PLUS 4.44%
      OF NET ASSET VALUE)                                                          $          9.49
                                                                                   ===============
CLASS B SHARES:
Net Assets                                                                         $   783,193,106
Shares Outstanding (UNLIMITED AUTHORIZED,
  $.01 PAR VALUE)                                                                       86,099,279
    NET ASSET VALUE PER SHARE                                                      $          9.10
                                                                                   ===============
CLASS C SHARES:
Net Assets                                                                         $    68,513,183
Shares Outstanding (UNLIMITED AUTHORIZED,
  $.01 PAR VALUE)                                                                        7,475,167
    NET ASSET VALUE PER SHARE                                                      $          9.17
                                                                                   ===============
CLASS D SHARES:
Net Assets                                                                         $   189,424,843
Shares Outstanding (UNLIMITED AUTHORIZED,
  $.01 PAR VALUE)                                                                       20,833,600
    NET ASSET VALUE PER SHARE                                                      $          9.09
                                                                                   ===============

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

NET INVESTMENT INCOME:
Interest Income                                                                    $   130,948,217
                                                                                   ---------------
EXPENSES
Investment advisory fee                                                                 11,636,304
Transfer agent fees and expenses                                                         3,715,358
Distribution fee (Class A shares)                                                        3,378,248
Distribution fee (Class B shares)                                                        1,398,871
Distribution fee (Class C shares)                                                          535,638
Administration fee                                                                       2,471,576
Custodian fees                                                                             553,383
Shareholder reports and notices                                                            208,763
Professional fees                                                                           91,144
Registration fees                                                                           78,236
Trustees' fees and expenses                                                                 47,285
Other                                                                                      363,533
                                                                                   ---------------
    TOTAL EXPENSES                                                                      24,478,339
                                                                                   ---------------
    NET INVESTMENT INCOME                                                              106,469,878
                                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN ON:
Investments                                                                             16,501,735
Futures contracts                                                                        3,178,958
                                                                                   ---------------
    NET REALIZED GAIN                                                                   19,680,693
                                                                                   ---------------
NET CHANGE IN UNREALIZED
APPRECIATION/DEPRECIATION ON:
Investments                                                                            (22,127,640)
Futures contracts                                                                          772,846
                                                                                   ---------------
    NET DEPRECIATION                                                                   (21,354,794)
                                                                                   ---------------
    NET LOSS                                                                            (1,674,101)
                                                                                   ---------------
NET INCREASE                                                                       $   104,795,777
                                                                                   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE YEAR       FOR THE YEAR
                                                                               ENDED               ENDED
                                                                         DECEMBER 31, 2005   DECEMBER 31, 2004
                                                                         -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                    $     106,469,878   $     110,989,753
Net realized gain                                                               19,680,693          19,888,823
Net change in unrealized appreciation                                          (21,354,794)         (7,271,387)
                                                                         -----------------   -----------------
    NET INCREASE                                                               104,795,777         123,607,189
                                                                         -----------------   -----------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                 (54,370,484)         (9,671,007)
Class B shares                                                                 (61,881,850)       (125,791,123)
Class C shares                                                                  (2,703,465)         (3,088,726)
Class D shares                                                                  (8,983,258)        (10,316,791)
                                                                         -----------------   -----------------
    TOTAL DIVIDENDS                                                           (127,939,057)       (148,867,647)
                                                                         -----------------   -----------------
Net decrease from transactions in shares of beneficial interest               (487,081,087)       (759,386,244)
                                                                         -----------------   -----------------
    NET DECREASE                                                              (510,224,367)       (784,646,702)

NET ASSETS:
Beginning of period                                                          3,333,305,591       4,117,952,293
                                                                         -----------------   -----------------
END OF PERIOD
(INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF
$19,421,527 AND $22,925,801, RESPECTIVELY)                               $   2,823,081,224   $   3,333,305,591
                                                                         =================   =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.37% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.345% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.32% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.27% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.245% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.22% to the portion of the daily net assets exceeding $12.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at December 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.71%, respectively.

For the year ended December 31, 2005, the distribution fee for Class B shares was accrued at the annual rate of 0.10%. At December 31, 2005, included in the Statement of Assets and Liabilities, is a receivable from affiliate which represents payments due from the Distributor to the Fund.

The Distributor has informed the Fund that for the year ended December 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $15,735, $1,898,734 and $10,203, respectively and received $224,575 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The costs of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended December 31, 2005 were $5,325,430,848 and $6,228,925,041, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,483. At December 31, 2005, the Fund had an accrued pension liability of $64,428 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate, the Fund may purchase and sell interest rate futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                     FOR THE YEAR                          FOR THE YEAR
                                                         ENDED                                 ENDED
                                                   DECEMBER 31, 2005                     DECEMBER 31, 2004
                                           ---------------------------------     ---------------------------------
                                                SHARES           AMOUNT               SHARES            AMOUNT
                                           ---------------   ---------------     ---------------   ---------------
CLASS A SHARES
Sold                                             7,828,665   $    71,535,567           8,705,976   $    79,928,293
Conversion from Class B                        191,354,524     1,748,934,523                  --                --
Reinvestment of dividends                        3,798,045        34,681,980             891,975         8,162,666
Redeemed                                       (33,187,809)     (302,528,017)         (9,600,159)      (87,972,860)
                                           ---------------   ---------------     ---------------   ---------------
Net increase (decrease) -- Class A             169,793,425     1,552,624,053              (2,208)          118,099
                                           ---------------   ---------------     ---------------   ---------------
CLASS B SHARES
Sold                                             6,910,637        63,219,869          10,036,507        92,228,433
Conversion to Class A                         (190,941,694)    (1,748,934,52)(3)              --                --
Reinvestment of dividends                        3,772,007        34,450,404           8,086,291        74,145,148
Redeemed                                       (37,658,291)     (344,042,143)        (89,240,076)     (818,127,811)
                                           ---------------   ---------------     ---------------   ---------------
Net decrease -- Class B                       (217,917,341)   (1,995,306,39)         (71,117,278)     (651,754,230)
                                           ---------------   ---------------     ---------------   ---------------
CLASS C SHARES
Sold                                               941,457         8,680,615           1,276,507        11,833,867
Reinvestment of dividends                          205,630         1,892,753             231,030         2,133,042
Redeemed                                        (2,373,022)      (21,829,432)         (4,151,303)      (38,337,464)
                                           ---------------   ---------------     ---------------   ---------------
Net decrease -- Class C                         (1,225,935)      (11,256,064)         (2,643,766)      (24,370,555)
                                           ---------------   ---------------     ---------------   ---------------
CLASS D SHARES
Sold                                             3,389,847        31,035,655           3,931,072        36,089,803
Reinvestment of dividends                          733,130         6,694,298             843,674         7,723,414
Redeemed                                        (7,764,515)      (70,872,636)        (13,827,289)     (127,192,775)
                                           ---------------   ---------------     ---------------   ---------------
Net decrease -- Class D                         (3,641,538)      (33,142,683)         (9,052,543)      (83,379,558)
                                           ---------------   ---------------     ---------------   ---------------
Net decrease in Fund                           (52,991,389)  $  (487,081,087)        (82,815,795)  $  (759,386,244)
                                           ===============   ===============     ===============   ===============

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                               FOR THE YEAR        FOR THE YEAR
                                  ENDED               ENDED
                             DECEMBER 31, 2005   DECEMBER 31, 2004
                             -----------------   -----------------
Ordinary income              $     127,939,057   $     148,867,647
                             =================   =================

As of December 31, 2005, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income              $    1,362,260
Undistributed long-term gains                          --
                                           --------------
Net accumulated earnings                        1,362,260
Capital loss carryforward*                    (63,861,670)
Post-October losses                            (3,097,498)
Temporary differences                             (69,119)
Net unrealized appreciation                     5,824,013
                                           --------------
Total accumulated losses                   $  (59,842,014)
                                           ==============

*As of December 31, 2005, the Fund had a net capital loss carryforward of $63,861,670 of which $2,711,317 will expire on December 31, 2006, $6,588,410 will expire on December 31, 2007 and $54,561,943 will expire on December 31, 2013 to offset future capital gains to the extent provided by regulations.

As of December 31, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), mark-to-market of open futures contracts, capital loss deferrals on straddles and book amortization of premiums on debt securities and permanent book/tax differences attributable to losses on paydowns, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged $40,021,275, paid-in-capital was credited $15,047,822 and dividends in excess of net investment income was credited $24,973,453.

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and
(ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                             FOR THE YEAR ENDED DECEMBER 31
                                                     -----------------------------------------------------------------------------
                                                         2005            2004             2003            2002            2001
                                                     -------------   -------------   -------------   -------------   -------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $        9.15   $        9.21   $        9.41   $        8.99   $        8.94
                                                     -------------   -------------   -------------   -------------   -------------
Income (loss) from investment operations:
    Net investment income                                     0.31            0.24            0.26            0.43            0.51
    Net realized and unrealized gain (loss)                   0.00            0.07           (0.12)           0.45            0.07
                                                     -------------   -------------   -------------   -------------   -------------
Total income from investment operations                       0.31            0.31            0.14            0.88            0.58
                                                     -------------   -------------   -------------   -------------   -------------
Less dividends from net investment income                    (0.37)          (0.37)          (0.34)          (0.46)          (0.53)
                                                     -------------   -------------   -------------   -------------   -------------
Net asset value, end of period                       $        9.09   $        9.15   $        9.21   $        9.41   $        8.99
                                                     =============   =============   =============   =============   =============
TOTAL RETURN+                                                 3.47%           3.41%           1.48%          10.07%           6.66%
RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                      0.87%           0.81%           0.76%           0.75%           0.73%
Net investment income                                         3.37%           2.94%           2.94%           4.50%           5.65%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   1,781,950   $     240,835   $     242,335   $     235,787   $     122,863
Portfolio turnover rate                                        182%            212%            153%             85%             73%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                ----------------------------------------------------------------------------
                                                    2005             2004            2003            2002            2001
                                                ------------     -----------     -----------     -----------     -----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $       9.17     $      9.23     $      9.43     $      9.00     $      8.95
                                                ------------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
    Net investment income                               0.32            0.25            0.26            0.40            0.48
    Net realized and unrealized gain (loss)            (0.01)           0.07           (0.12)           0.46            0.07
                                                ------------     -----------     -----------     -----------     -----------
Total income from investment operations                 0.31            0.32            0.14            0.86            0.55
                                                ------------     -----------     -----------     -----------     -----------
Less dividends from net investment income              (0.38)          (0.38)          (0.34)          (0.43)          (0.50)
                                                ------------     -----------     -----------     -----------     -----------
Net asset value, end of period                  $       9.10     $      9.17     $      9.23     $      9.43     $      9.00
                                                ============     ===========     ===========     ===========     ===========
TOTAL RETURN+                                           3.46%           3.52%           1.49%           9.91%           6.29%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                0.72%           0.70%(2)        0.76%(2)        1.00%(2)        1.07%(2)
Net investment income                                   3.52%           3.05%(2)        2.95%(2)        4.25%(2)        5.30%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $    783,193     $ 2,787,959     $ 3,461,241     $ 4,440,980     $ 4,025,297
Portfolio turnover rate                                  182%            212%            153%             85%             73%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE DISTRIBUTOR HAD NOT REBATED A PORTION OF ITS FEES TO THE FUND, THE EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                       EXPENSE        NET INVESTMENT
                 PERIOD ENDED           RATIO          INCOME RATIO
                -----------------      -------        --------------
                DECEMBER 31, 2004        0.93%            2.82%
                DECEMBER 31, 2003        1.32             2.38
                DECEMBER 31, 2002        1.29             3.96
                DECEMBER 31, 2001        1.29             5.08

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                             FOR THE YEAR ENDED DECEMBER 31
                                                     -----------------------------------------------------------------------------
                                                         2005            2004             2003            2002            2001
                                                     -------------   -------------   -------------   -------------   -------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $        9.23   $        9.29   $        9.49   $        9.07   $        9.02
                                                     -------------   -------------   -------------   -------------   -------------
Income (loss) from investment operations:
    Net investment income                                     0.27            0.20            0.21            0.38            0.46
    Net realized and unrealized gain (loss)                   0.00            0.06           (0.12)           0.45            0.07
                                                     -------------   -------------   -------------   -------------   -------------
Total income from investment operations                       0.27            0.26            0.09            0.83            0.53
                                                     -------------   -------------   -------------   -------------   -------------
Less dividends from net investment income                    (0.33)          (0.32)          (0.29)          (0.41)          (0.48)
                                                     -------------   -------------   -------------   -------------   -------------
Net asset value, end of period                       $        9.17   $        9.23   $        9.29   $        9.49   $        9.07
                                                     =============   =============   =============   =============   =============
TOTAL RETURN+                                                 2.87%           2.86%           0.93%           9.42%           6.03%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                      1.33%           1.34%           1.32%           1.29%           1.29%
Net investment income                                         2.91%           2.41%           2.38%           3.96%           5.08%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $      68,513   $      80,342   $     105,392   $     129,515   $      63,646
Portfolio turnover rate                                        182%            212%            153%             85%             73%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                             FOR THE YEAR ENDED DECEMBER 31
                                                     -----------------------------------------------------------------------------
                                                         2005            2004             2003            2002            2001
                                                     -------------   -------------   -------------   -------------   -------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $        9.16   $        9.22   $        9.42   $        8.99   $        8.95
                                                     -------------   -------------   -------------   -------------   -------------
Income (loss) from investment operations:
    Net investment income                                     0.32            0.26            0.28            0.45            0.53
    Net realized and unrealized gain (loss)                   0.00            0.07           (0.12)           0.46            0.06
                                                     -------------   -------------   -------------   -------------   -------------
Total income from investment operations                       0.32            0.33            0.16            0.91            0.59
                                                     -------------   -------------   -------------   -------------   -------------
Less dividends from net investment income                    (0.39)          (0.39)          (0.36)          (0.48)          (0.55)
                                                     -------------   -------------   -------------   -------------   -------------
Net asset value, end of period                       $        9.09   $        9.16   $        9.22   $        9.42   $        8.99
                                                     =============   =============   =============   =============   =============
TOTAL RETURN+                                                 3.59%           3.63%           1.67%          10.41%           6.85%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                      0.62%           0.59%           0.57%           0.54%           0.54%
Net investment income                                         3.62%           3.16%           3.13%           4.71%           5.83%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $     189,425   $     224,169   $     308,984   $     309,109   $     138,669
Portfolio turnover rate                                        182%            212%            153%             85%             73%

----------
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley U.S. Government Securities Trust (the "Fund"), including the portfolio of investments, as of December 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley U.S. Government Securities Trust as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 17, 2006

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                             TERM OF                                             IN FUND
                             POSITION(S)    OFFICE AND                                           COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH     LENGTH OF           PRINCIPAL OCCUPATION(S)          OVERSEEN     OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE       REGISTRANT    TIME SERVED*          DURING PAST 5 YEARS**        BY TRUSTEE***     HELD BY TRUSTEE
-------------------------   ------------  -------------  -----------------------------------  -------------  ---------------------
Michael Bozic (64)          Trustee       Since          Private Investor; Director or        197            Director of various
c/o Kramer Levin Naftalis                 April 1994     Trustee of the Retail Funds (since                  business
& Frankel LLP                                            April 1994) and the Institutional                   organizations.
Counsel to the                                           Funds (since July 2003); formerly
Independent Trustees                                     Vice Chairman of Kmart Corporation
1177 Avenue of the                                       (December 1998-October 2000),
Americas                                                 Chairman and Chief Executive
New York, NY 10036                                       Officer of Levitz Furniture
                                                         Corporation (November 1995-November
                                                         1998) and President and Chief
                                                         Executive Officer of Hills
                                                         Department Stores (May 1991-July
                                                         1995); formerly variously Chairman,
                                                         Chief Executive Officer, President
                                                         and Chief Operating Officer
                                                         (1987-1991) of the Sears
                                                         Merchandise Group of Sears, Roebuck
                                                         & Co.

Edwin J. Garn (73)          Trustee       Since          Consultant; Director or Trustee of   197            Director of Franklin
1031 N. Chartwell Court                   January 1993   the Retail Funds (since January                     Covey (time
Salt Lake City, UT 84103                                 1993) and the Institutional Funds                   management systems),
                                                         (since July 2003); member of the                    BMW Bank of North
                                                         Utah Regional Advisory Board of                     America, Inc.
                                                         Pacific Corp. (utility company);                    (industrial loan
                                                         formerly Managing Director of                       corporation), Escrow
                                                         Summit Ventures LLC (2000-2004)                     Bank USA (industrial
                                                         (lobbying and consulting firm);                     loan corporation),
                                                         United States Senator (R-Utah)                      United Space Alliance
                                                         (1974-1992) and Chairman, Senate                    (joint venture
                                                         Banking Committee (1980-1986),                      between Lockheed
                                                         Mayor of Salt Lake City, Utah                       Martin and the Boeing
                                                         (1971-1974), Astronaut, Space                       Company) and Nuskin
                                                         Shuttle Discovery (April 12-19,                     Asia Pacific
                                                         1985), and Vice Chairman, Huntsman                  (multilevel
                                                         Corporation (chemical company).                     marketing); member of
                                                                                                             the board of various
                                                                                                             civic and charitable
                                                                                                             organizations.

Wayne E. Hedien (71)        Trustee       Since          Retired; Director or Trustee of the  197            Director of The PMI
c/o Kramer Levin Naftalis                 September 1997 Retail Funds (since September 1997)                 Group Inc. (private
& Frankel LLP                                            and the Institutional Funds (since                  mortgage insurance);
Counsel to the                                           July 2003); formerly associated                     Trustee and Vice
Independent Trustees                                     with the Allstate Companies                         Chairman of The Field
1177 Avenue of the                                       (1966-1994), most recently as                       Museum of Natural
Americas                                                 Chairman of The Allstate                            History; director of
New York, NY 10036                                       Corporation (March 1993-December                    various other
                                                         1994) and Chairman and Chief                        business and
                                                         Executive Officer of its                            charitable
                                                         wholly-owned subsidiary, Allstate                   organizations.
                                                         Insurance Company (July
                                                         1989-December 1994).

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                             TERM OF                                             IN FUND
                             POSITION(S)    OFFICE AND                                           COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH     LENGTH OF           PRINCIPAL OCCUPATION(S)          OVERSEEN     OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE       REGISTRANT    TIME SERVED*          DURING PAST 5 YEARS**        BY TRUSTEE***     HELD BY TRUSTEE
-------------------------   ------------  -------------  -----------------------------------  -------------  ---------------------
Dr. Manuel H. Johnson       Trustee       Since          Senior Partner, Johnson Smick        197            Director of NVR, Inc.
(56)                                      July 1991      International, Inc., a consulting                   (home construction);
c/o Johnson Smick Group,                                 firm; Chairman of the Audit                         Director of KFX
Inc.                                                     Committee and Director or Trustee                   Energy; Director of
888 16th Street, NW                                      of the Retail Funds (since July                     RBS Greenwich Capital
Suite 740                                                1991) and the Institutional Funds                   Holdings (financial
Washington, D.C. 20006                                   (since July 2003); Co-Chairman and                  holding company).
                                                         a founder of the Group of Seven
                                                         Council (G7C), an international
                                                         economic commission; formerly Vice
                                                         Chairman of the Board of Governors
                                                         of the Federal Reserve System and
                                                         Assistant Secretary of the U.S.
                                                         Treasury.

Joseph J. Kearns (63)       Trustee       Since          President, Kearns & Associates LLC   198            Director of Electro
c/o Kearns & Associates                   July 2003      (investment consulting); Deputy                     Rent Corporation
LLC                                                      Chairman of the Audit Committee and                 (equipment leasing),
PMB754                                                   Director or Trustee of the Retail                   The Ford Family
23852 Pacific Coast                                      Funds (since July 2003) and the                     Foundation, and the
Highway                                                  Institutional Funds (since August                   UCLA Foundation.
Malibu, CA 90265                                         1994); previously Chairman of the
                                                         Audit Committee of the
                                                         Institutional Funds (October
                                                         2001-July 2003); formerly CFO of
                                                         the J. Paul Getty Trust.

Michael E. Nugent (69)      Trustee       Since          General Partner of Triumph Capital,  197            None.
c/o Triumph Capital, L.P.                 July 1991      L.P., a private investment
445 Park Avenue                                          partnership; Chairman of the
New York, NY 10022                                       Insurance Committee and Director or
                                                         Trustee of the Retail Funds (since
                                                         July 1991) and the Institutional
                                                         Funds (since July 2001); formerly
                                                         Vice President, Bankers Trust
                                                         Company and BT Capital Corporation
                                                         (1984-1988).

Fergus Reid (73)            Trustee       Since          Chairman of Lumelite Plastics        198            Trustee and Director
c/o Lumelite Plastics                     July 2003      Corporation; Chairman of the                        of certain investment
Corporation                                              Governance Committee and Director                   companies in the
85 Charles Colman Blvd.                                  or Trustee of the Retail Funds                      JPMorgan Funds
Pawling, NY 12564                                        (since July 2003) and the                           complex managed by
                                                         Institutional Funds (since June                     J.P. Morgan
                                                         1992).                                              Investment Management
                                                                                                             Inc.

INTERESTED TRUSTEES

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                             TERM OF                                             IN FUND
                             POSITION(S)    OFFICE AND                                           COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH     LENGTH OF           PRINCIPAL OCCUPATION(S)          OVERSEEN     OTHER DIRECTORSHIPS
   INTERESTED TRUSTEE        REGISTRANT    TIME SERVED*          DURING PAST 5 YEARS**        BY TRUSTEE***     HELD BY TRUSTEE
-------------------------   ------------  -------------  -----------------------------------  -------------  ---------------------
Charles A. Fiumefreddo      Chairman of   Since          Chairman and Director or Trustee of  197            None.
(72)                        the Board     July 1991      the Retail Funds (since July 1991)
c/o Morgan Stanley Trust    and Trustee                  and the Institutional Funds (since
Harborside Financial                                     July 2003); formerly Chief
Center,                                                  Executive Officer of the Retail
Plaza Two,                                               Funds (until September 2002).
Jersey City, NJ 07311

James F. Higgins (57)       Trustee       Since          Director or Trustee of the Retail    197            Director of AXA
c/o Morgan Stanley Trust                  June 2000      Funds (since June 2000) and the                     Financial, Inc. and
Harborside Financial                                     Institutional Funds (since July                     The Equitable Life
Center,                                                  2003); Senior Advisor of Morgan                     Assurance Society of
Plaza Two,                                               Stanley (since August 2000);                        the United States
Jersey City, NJ 07311                                    Director of the Distributor and                     (financial services).
                                                         Dean Witter Realty Inc.; previously
                                                         President and Chief Operating
                                                         Officer of the Private Client Group
                                                         of Morgan Stanley (May 1999-August
                                                         2000), and President and Chief
                                                         Operating Officer of Individual
                                                         Securities of Morgan Stanley
                                                         (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                             TERM OF
                                      POSITION(S)          OFFICE AND
  NAME, AGE AND ADDRESS OF             HELD WITH            LENGTH OF
     EXECUTIVE OFFICER                 REGISTRANT         TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   -----------------------   -----------------   ---------------------------------------------------
Ronald E. Robison (66)        President and Principal   Since May 2003      President (since September 2005) and Principal
1221 Avenue of the Americas   Executive Officer                             Executive Officer of funds in the Fund Complex
New York, NY 10020                                                          (since May 2003); Managing Director of Morgan
                                                                            Stanley & Co. Incorporated and Morgan Stanley;
                                                                            Managing Director and Director of Morgan Stanley
                                                                            Investment Management Inc., Morgan Stanley
                                                                            Distribution Inc. and Morgan Stanley Distributors
                                                                            Inc.; Managing Director, Chief Administrative
                                                                            Officer and Director of Morgan Stanley Investment
                                                                            Advisors Inc. and Morgan Stanley Services Company
                                                                            Inc.; Chief Executive Officer and Director of
                                                                            Morgan Stanley Trust; Director of Morgan Stanley
                                                                            SICAV (since May 2004); President (since September
                                                                            2005) and Principal Executive Officer (since May
                                                                            2003) of the Van Kampen Funds; previously,
                                                                            Executive Vice President (July 2003-September 2005)
                                                                            of funds in the Fund Complex and the Van Kampen
                                                                            Funds. He was also previously President and
                                                                            Director of the Institutional Funds (March
                                                                            2001-July 2003), Chief Global Operations Officer of
                                                                            Morgan Stanley Investment Management Inc. and Chief
                                                                            Executive Officer and Chairman of Van Kampen
                                                                            Investor Services.

J. David Germany (51)         Vice President            Since               Managing Director and Chief Investment Officer -
25 Cabot Square,                                        February 2006       Global Fixed Income of Morgan Stanley Investment
Canary Wharf, London,                                                       Management Inc., Morgan Stanley Investment Advisors
United Kingdom E144QA                                                       Inc., and Van Kampen Asset Management. Managing
                                                                            Director and Director of Morgan Stanley Investment
                                                                            Management Ltd. Vice President (since February
                                                                            2006) of the Morgan Stanley Retail Funds and Morgan
                                                                            Stanley Institutional Funds.

Dennis F. Shea (52)           Vice President            Since February      Managing Director and Chief Investment Officer -
1221 Avenue of the Americas                             2006                Global Equity of Morgan Stanley Investment Advisors
New York, NY 10020                                                          Inc., Morgan Stanley Investment Management Inc. and
                                                                            Van Kampen Asset Management. Vice President (since
                                                                            February 2006) of the Morgan Stanley Retail Funds
                                                                            and Morgan Stanley Institutional Funds. Previously,
                                                                            Managing Director and Director of Global Equity
                                                                            Research at Morgan Stanley.

Barry Fink (50)               Vice President            Since February      General Counsel (since May 2000) and Managing
1221 Avenue of the Americas                             1997                Director (since December 2000) of Morgan Stanley
New York, NY 10020                                                          Investment Management; Managing Director (since
                                                                            December 2000) of the Investment Adviser and the
                                                                            Administrator; Vice President of the Retail Funds;
                                                                            Assistant Secretary of Morgan Stanley DW; Vice
                                                                            President of the Institutional Funds (since July
                                                                            2003); Managing Director, Secretary and Director of
                                                                            the Distributor; previously Secretary (February
                                                                            1997-July 2003) and General Counsel (February
                                                                            1997-April 2004) of the Retail Funds; previously
                                                                            Secretary (1997-2006) and Director (1997-2005) of
                                                                            the Investment Adviser and the Administrator; and
                                                                            Secretary and Director of the Distributor
                                                                            (1997-2005).

Amy R. Doberman (43)          Vice President            Since July 2004     Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                                                 Investment Management; Managing Director (since
New York, NY 10020                                                          July 2004) and Secretary (since February 2006) of
                                                                            Morgan Stanley Investment Management Inc. and the
                                                                            Investment Adviser, Managing Director and Secretary
                                                                            of the Distributor (since February 2006); Managing
                                                                            Director (since February 2005) and Secretary (since
                                                                            February 2006) of the Administrator; Vice President
                                                                            of the Institutional and Retail Funds (since July
                                                                            2004); various positions with the Van Kampen Funds
                                                                            and certain of their service providers; previously,
                                                                            Managing Director and General Counsel - Americas,
                                                                            UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (42)             Chief Compliance Officer  Since October       Managing Director and U.S. Director of Compliance
1221 Avenue of the Americas                             2004                for Morgan Stanley Investment Management Inc.
New York, NY 10020                                                          (since October 2004); Managing Director of the
                                                                            Investment Adviser and Morgan Stanley Investment
                                                                            Management Inc.; formerly Assistant Secretary and
                                                                            Assistant General Counsel of the Morgan Stanley
                                                                            Retail Funds.

                                                             TERM OF
                                      POSITION(S)          OFFICE AND
  NAME, AGE AND ADDRESS OF             HELD WITH            LENGTH OF
     EXECUTIVE OFFICER                 REGISTRANT         TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   -----------------------   -----------------   ---------------------------------------------------
Stefanie V. Chang (39)        Vice President            Since July 2003     Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                 Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                          Inc. and the Investment Adviser; Vice President of
                                                                            the Institutional Funds (since December 1997) and
                                                                            the Retail Funds (since July 2003); various
                                                                            positions with the Van Kampen Funds; formerly
                                                                            practiced law with the New York law firm of Rogers
                                                                            & Wells (now Clifford Chance US LLP).

Francis J. Smith (40)         Treasurer and Chief       Treasurer since     Executive Director of the Investment Adviser and
c/o Morgan Stanley Trust      Financial Officer         July 2003 and       the Administration (since December 2001);
Harborside Financial                                    Chief Financial     previously, Vice President of the Retail Funds
Center,                                                 Officer since       (September 2002-July 2003); Vice President of the
Plaza Two,                                              September 2002      Investment Adviser and the Administrator (August
Jersey City, NJ 07311                                                       2000-November 2001).

Thomas F. Caloia (59)         Vice President            Since July 2003     Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                                    Assistant Treasurer of the Investment Adviser, the
Harborside Financial                                                        Distributor and the Administrator; previously
Center,                                                                     Treasurer of the Retail Funds (April 1989-July
Plaza Two,                                                                  2003); formerly First Vice President of the
Jersey City, NJ 07311                                                       Investment Adviser, the Distributor and the
                                                                            Administrator.

Mary E. Mullin (38)           Secretary                 Since July 2003     Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                 Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                          Inc. and the Investment Adviser; Secretary of the
                                                                            Institutional Funds (since June 1999) and the
                                                                            Retail Funds (since July 2003); formerly practiced
                                                                            law with the New York law firms of McDermott, Will
                                                                            & Emery and Skadden, Arps, Slate, Meagher & Flom
                                                                            LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

          Of the Fund's ordinary dividends paid during the fiscal year ended December 31, 2005, 67.58% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

37965RPT-RA06-00115P-Y12/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                 U.S. GOVERNMENT
                                                                SECURITIES TRUST

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2005

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)     Not applicable.

(e)     Not applicable.

(f)

        (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)  Not applicable.

        (3)  Not applicable.

Item 3.   Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

          2005

                                                  REGISTRANT     COVERED ENTITIES(1)
            AUDIT FEES                            $   44,484     N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES               $      540(2)  $   (2)
                 TAX FEES                         $    4,563(3)  $   (4)
                 ALL OTHER FEES                   $        -     $  -
            TOTAL NON-AUDIT FEES                  $    5,103     $

            TOTAL                                 $   49,587     $

          2004

                                                  REGISTRANT     COVERED ENTITIES(1)
            AUDIT FEES                            $   42,370     N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES               $      452(2)  $         3,746,495(2)
                 TAX FEES                         $    4,694(3)  $            79,800(4)
                 ALL OTHER FEES                   $        -     $                 -(5)
            TOTAL NON-AUDIT FEES                  $    5,146     $         3,826,295

            TOTAL                                 $   47,516     $         3,826,295

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          MORGAN STANLEY RETAIL FUNDS
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

          MORGAN STANLEY INSTITUTIONAL FUNDS
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.   Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6.   Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9.   Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2006